Label	Element	Value
Emerge EMPWR Sustainable Dividend Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Emerge EMPWR Sustainable Dividend Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Emerge EMPWR Sustainable Dividend Equity ETF (the Fund) is to seek long-term total return and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in dividend-paying equity securities that, at the time of investment, meet the environmental, social, and governance (ESG) criteria established by Emerge Capital Management Inc. (Emerge or the Advisor).

The Fund invests predominantly in U.S. equity securities. Equity securities include common stock (including real estate investment trusts), preferred stock, securities convertible into common stock, American Depositary Receipts, or securities or other instruments whose price is linked to the value of common stock.

The Fund may invest in the securities of issuers of all capitalization sizes, but intends to invest primarily in in securities of large capitalization issuers.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

In selecting companies, Catherine Avery Investment Management LLC d/b/a CAIM LLC (CAIM LLC or the Sub-Advisor) applies a “bottom-up” research process to seek to invest in equity securities that the Sub-Advisor believes have the potential to increase dividends in the future. The Sub-Advisor uses a proprietary screening process to identify companies that the Sub-Advisor believes have favorable balance sheets and above average levels of cash flow per share, and pay a dividend and demonstrate the ability to increase that dividend over time. The Sub-Advisor generally recommends buying securities that meet the above criteria when the Sub-Advisor believes they are trading at a discount to their future value. The Sub-Advisor may recommend selling securities for several reasons, including when the Sub-Advisor believes the security is overvalued or management is unable to achieve its goals.

Emerge considers ESG factors within its securities selection process for each equity security for the Fund. Emerge assesses whether a company meets the Fund’s ESG standards based on its proprietary ESG framework. Emerge uses ESG research, ratings, and analytics from independent third-party data providers to screen investments based on ESG criteria determined by Emerge. The Fund may hold securities of issuers for which third-party data is not available. Where an issuer has not been assigned a rating by the third-party data provider, Emerge’s ESG analysis incorporates publicly available data. Emerge has the right to change the third-party data providers that support its ESG framework at any time. In determining whether an issuer meets Emerge’s ESG investment criteria, Emerge considers: (i) negative screening criteria to eliminate certain types of issuers in light of social and environmental considerations; and (ii) governance-related risk ratings published by third party data providers, including Sustainalytics, designed to measure the degree to which a company’s economic value is at risk driven by the magnitude of a company’s unmanaged ESG risks. As of the date of this Prospectus, Emerge applies a negative screen to exclude companies for investment that derive 20% or more of their revenues from biological and chemical weapons, thermal coal extraction, gambling, adult entertainment, tobacco production, and recreational cannabis. Emerge may modify the above list of negative screens at any time, without prior shareholder approval or notice. ESG risk ratings data compiled by third-party data providers forms the basis for Emerge’s governance-related risk assessment and screening. Emerge may consider excluding, reducing or eliminating exposure to issuers with high ESG risk ratings, as determined by one or more third-party data providers.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in dividend-paying equity securities that, at the time of investment, meet the environmental, social, and governance (ESG) criteria established by Emerge Capital Management Inc. (Emerge or the Advisor).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.

Market Risk. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be impacted by economic, market, political, and issuer-specific conditions. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Events such as war; acts of terrorism; social unrest; natural, environmental, or humanmade disasters, and the spread of infectious illness or other public health threats can cause significant economic impacts, including market closures and dislocations, extreme volatility, liquidity constraints, and increased trading costs, that can significantly impact the Fund and its investments. The full impact such events, including the COVID-19 pandemic, is unpredictable and may adversely affect the Fund’s performance. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally.

Dividend Paying Stock Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so, or may not continue to do so at the same level, in the future. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund’s shareholders. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes.

Small- and Mid-Capitalization Companies Risk. Securities issued by small- and mid-capitalization companies may be more volatile in price and less liquid than those of larger companies and may involve more risks. Such risks may include greater sensitivity to changing economic conditions; less certain growth prospects and fewer funds for growth and development; less experienced management; and limited or less developed product lines and markets. Because small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their businesses, they may not pay dividends for some time, particularly if they are newer companies.

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG data. In addition, the Fund’s assessment of a company may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.

Management Risk. The Fund is subject to management risk because it is an actively managed ETF. The Fund’s Advisor and Sub-Advisor apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Risk. Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Advisor or an affiliate of the Advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Advisor or an affiliate of the Advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at emergecm.com or by calling 1-877-8EMERGE. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-8EMERGE
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	emergecm.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Emerge EMPWR Sustainable Dividend Equity ETF | Emerge EMPWR Sustainable Dividend Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 325

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment manager, Emerge Capital Management, Inc. (Adviser), has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which Emerge ETF Trust (Trust) or the Fund may be a party and indemnification of the Fund’s Trustees and officers with respect thereto); (vi) acquired fund fees and expenses; and (vii) other non-routine or extraordinary expenses) so that such expenses do not exceed 0.95% of the Fund’s average daily net assets through at least September 8, 2023. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Board of Trustees of the Trust. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.95% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).